Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Mar. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities primarily consist of the following:

	March 31, 2025	September 30, 2024
	US$	US$
Accounts payable	2,315,334	1,206,940
Student refundable deposits	166,621	1,403,121
Accrued commission expenses	581,911	420,118
Other payables	207,971	203,292
Total	3,271,837	3,233,471